PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	9 Months Ended
Sep. 30, 2024
PLANT EQUIPMENT AND MINING PROPERTIES
Schedule Of Plant, Equipment And Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2023	14,687	763	774	14,930	23,294	14,693	69,141
Additions / Transfers	3,716	78	1,176	3,270	3,079	701	12,020
Writedowns	-	(6)	(22)	(629)	(141)	-	(798)
Effect of movements in exchange rates	(28)	9	1	2	-	(24)	(40)
Balance at December 31, 2023	18,375	844	1,929	17,573	26,232	15,370	80,323
Additions / Transfers	542	410	15	398	1,932	325	3,622
Writedowns	-	(23)	(23)	(1,339)	(221)	(517)	(2,123)
Effect of movements in exchange rates	4	(3)	-	(1)	-	(8)	(8)
Balance at September 30, 2024	18,921	1,228	1,921	16,631	27,943	15,170	81,814

ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2023	9,106	441	598	5,178	6,733	3,029	25,085
Additions / Transfers	367	111	204	676	1,170	294	2,822
Writedowns	-	(4)	(21)	(619)	(9)	-	(653)
Balance at December 31, 2023	9,473	548	781	5,235	7,894	3,323	27,254
Additions / Transfers	317	99	302	1,200	346	237	2,501
Writedowns	-	(23)	(23)	(1,164)	(151)	(196)	(1,557)
Balance at September 30, 2024	9,790	624	1,060	5,271	8,089	3,364	28,198

NET BOOK VALUE
At September 30, 2024	9,131	604	861	11,360	19,854	11,806	53,616
At December 31, 2023	8,902	296	1,148	12,339	18,338	12,047	53,069